Taxation - Schedule of Per Share Effect of the Tax Holidays (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Abstract]
Effect of tax holiday	$ (542)	$ (448)	$ 469
Per share effect – basic and diluted	$ 0	$ 0	$ 0